Post-employee benefit plans - Interest Cost (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of net defined benefit liability (asset) [line items]
Total net return (interest) on post-employment benefit plans	$ 7	$ (5)	$ 25	$ (10)
DB pension
Disclosure of net defined benefit liability (asset) [line items]
Total net return (interest) on post-employment benefit plans	16	2	42	5
OPEBs
Disclosure of net defined benefit liability (asset) [line items]
Total net return (interest) on post-employment benefit plans	$ (9)	$ (7)	$ (17)	$ (15)